UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06170
Lebenthal Funds, Inc.
(Exact name of registrant as specified in charter)
120 Broadway, New York, NY		10271
(Address of principal executive offices)		(Zip code)
ALEXANDRA LEBENTHAL Lebenthal 120 Broadway New York, New York 10271

Copy to: DAVID C. PHELAN, ESQ. Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 594-7078

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1.  Schedule of Investments.

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s

MUNICIPAL BONDS (91.75%)
$3,000,000	Battery Park City Authority- New York Revenue, Refunding-Series A, 5.00%, due 11/01/24	$3,158,040	Aaa	AAA
1,000,000	Chautauqua, New York Tobacco Asset Securitization Corporation, 6.75%, due 07/01/40	1,056,490
880,000	East Williston, New York Union Free School District-Series A, 5.00%, due 06/15/18	950,365	Aa2
4,000,000	Erie County, New York Tobacco Asset Securitization Corporation-Series A, 6.25%, due 07/15/40	4,133,240	Ba1	BBB
3,250,000	Essex County, New York IDA Civic Facility (Moses Ludington Nursing Home), (FHA Insured), 6.375%, due 02/01/50	3,605,712	AAA
5,000,000	Long Island Power Authority-New York Electrical Systems Revenue-Series A (MBIA Insured), 5.00%, due 09/01/27	5,176,750	Aaa	AAA
5,000,000	Metropolitan Transportation Authority New York- Series A (FGIC Insured), 5.00%, due 11/15/25	5,251,250	Aaa	AAA
550,000	Metropolitan Transportation Authority New York-Series A, (FGIC Insured), 5.00%, due 11/15/31	566,709	Aaa	AAA
1,000,000	Metropolitan Transportation Authority New York-Series A, (FSA Insured), 5.00%, due 11/15/30	1,035,510	Aaa	AAA
1,000,000	Monroe County, New York IDA (Southview Towers Project), (SONYMA Insured), Subject to AMT, 6.25%, due 02/01/31	1,099,400	Aa1
7,000,000	Monroe County, New York Tobacco Asset Securitization Corporation, 6.375%, due 06/01/35	7,293,580	Ba1	BBB
575,000	Nassau County, New York Interim Finance Authority-Series A2, (AMBAC Insured), 5.125%, due 11/15/21	600,800	Aaa	AAA
2,600,000	Nassau County, New York Interim Finance Authority-Series B, (AMBAC Insured), 5.00%, due 11/15/18	2,798,120	Aaa	AAA
1,000,000	New York City Housing Development Corporation (Multifamily Housing)-Series E, (SONYMA Insured), 6.25%, due 05/01/36	1,077,100	Aa2	AA
2,500,000	New York City Industrial Development Agency (Saint Francis College), 5.00%, due 10/01/34	2,563,100	A-
1,300,000	New York City Municipal Water Finance Authority - Series C, Water & Sewer System Revenue, (FGIC Insured), 1.65%, due 06/15/23, (a)	1,300,000	Aaa	AAA
200,000	New York City Municipal Water Finance Authority - Series C, Water & Sewer Systen Revenue, (FGIC Insured), 1.65%, due 06/15/22, (a)	200,000	Aaa	AAA
2,600,000	New York City Transitional Finance Authority, Future Tax Secured - Series B, 5.00%, due 08/01/23	2,738,684	Aa2	AA+
700,000	New York City Transitional Finance Authority, Future Tax Secured - Series C, 5.00%, due 08/01/24	730,387	Aa2	AA+
1,350,000	New York City Transitional Finance Authority - Series C, Future Tax Secured, 5.00%, due 02/01/33	1,394,105	Aa2	AA+
420,000	New York City Transitional Finance Authority- Series B, 5.50%, due 02/01/17	467,372	Aa2	AA+

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s

425,000	New York City Transitional Finance Authority- Series C, 5.375%, due 02/01/18	467,309	Aa2	AA+
2,000,000	New York City Transitional Finance Authority-Series A, 5.375%, due 02/15/23	2,232,820	Aa2	AA+
575,000	New York City Transitional Finance Authority-Series C, 5.375% Prerefunded to 02/01/11 @ 101, due 02/01/18	647,094	Aa2	AAA
2,300,000	New York Counties Tobacco Trust I, 6.50%, due 06/01/35	2,405,294	Ba1	BBB
1,500,000	New York Counties Tobacco Trust I, 6.625%, due 06/01/42	1,578,450	Ba1	BBB
4,000,000	New York State Dormitory Authority (City University), (FGIC Insured), 5.25%, due 07/01/18	4,424,360	Aaa	AAA
2,795,000	New York State Dormitory Authority (City University), (FGIC Insured), 5.25%, due 07/01/30	3,091,522	Aaa	AAA
1,680,000	New York State Dormitory Authority (Columbia University)-Series B, 5.00%, due 07/01/21	1,790,426	Aaa	AAA
1,800,000	New York State Dormitory Authority (Columbia University)-Series B, 5.00%, due 07/01/23	1,902,222	Aaa	AAA
2,000,000	New York State Dormitory Authority (Court Facilities)-Series A, 5.375%, due 05/15/23	2,155,940	A2	A
4,500,000	New York State Dormitory Authority (Court Facilities)-Series A, 5.50%, due 05/15/20	4,912,335	A2	A
1,660,000	New York State Dormitory Authority (Fordham University), 5.00%, due 07/01/22	1,761,160	Aaa	AAA
6,025,000	New York State Dormitory Authority (Highlands Living), (FHA Insured), 6.60%, due 02/01/34	6,165,503	AA
2,150,000	New York State Dormitory Authority (Jewish Geriatric-Long Island), (FHA Insured), 7.35%, due 08/01/29	2,201,234	AAA
2,250,000	New York State Dormitory Authority (Jewish Home of Central New York), 6.25%, due 07/01/25	2,359,530	Aaa
1,815,000	New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/17	1,980,183	AA
2,400,000	New York State Dormitory Authority (Manhattan College), 5.50%, due 07/01/18	2,614,200	AA
2,285,000	New York State Dormitory Authority (Master Board of Cooperative Education Program), (FSA Insured), 5.00%, due 08/15/23	2,419,175	Aaa	AAA
1,000,000	New York State Dormitory Authority (Mental Health Services Facilities Improvement) - Series B, (AMBAC Insured), 5.00%, due 02/15/30	1,042,220	Aaa	AAA
2,500,000	New York State Dormitory Authority (New York State University), 5.125%, due 05/15/31	2,796,700	Aaa	AAA
1,205,000	New York State Dormitory Authority (New York University)-Series 1, (AMBAC Insured), 5.50%, due 07/01/19	1,400,752	Aaa	AAA

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s

1,000,000	New York State Dormitory Authority (New York University)-Series 1, (AMBAC Insured), 5.50%, due 07/01/22	1,165,680	Aaa	AAA
1,000,000	New York State Dormitory Authority (Nursing Home-Menorah Campus), (AMBAC/FHA Insured), 6.10%, due 02/01/37	1,073,620	AAA
250,000	New York State Dormitory Authority (Rochester University) - Series A, 5.25%, due 07/01/23	270,098	A1	A+
200,000	New York State Dormitory Authority (Rochester University) - Series A, 5.25%, due 07/01/24	215,116	A1	A+
4,400,000	New York State Dormitory Authority (Rockefeller University), 5.00%, due 07/01/28	4,531,472	Aaa	AAA
2,400,000	New York State Dormitory Authority (W.K. Nursing Home), (FHA Insured), 6.125%, due 02/01/36	2,552,376	AAA
715,000	New York State Dormitory Authority - Series B, (FHA Insured), 6.65%, due 08/15/30	838,123	Aa2
5,525,000	New York State Energy Research & Development Authority-Pollution Control Revenue, (Niagara Mohawk Power Corporation) Project A, 5.15%, due 11/01/25	5,884,843	Aaa	AAA
985,000	New York State Environmental Facilities Corporation, Personal Income Tax- Series A, (FGIC Insured), 5.00%, due 01/01/23	1,041,184	Aaa	AAA
1,810,000	New York State Housing Finance Agency (Housing Project Mortgage)-Series A, (FSA Insured), 6.125%, due 11/01/20	1,890,581	Aaa	AAA
500,000	New York State Power Authority -, Series A, 5.00%, due 11/15/19	538,975	Aa2	AA-
2,980,000	New York State Thruway Authority (General Revenue)-Series E, 5.00%, due 01/01/25	3,061,473	Aa3	AA-
950,000	New York State Thruway Authority (Highway and Bridge), Second Generation- Series B, (FSA Insured), 5.00%, due 04/01/17	1,020,509	Aaa	AAA
1,535,000	New York State Thruway Authority (Highway and Bridge)-Series A, (FGIC Insured), 5.50%, due 04/01/17	1,716,560	Aaa	AAA
2,190,000	New York State Thruway Authority (Highway and Bridge)-Series C, (FGIC Insured), 5.00%, due 04/01/20	2,340,716	Aaa	AAA
225,000	New York State Urban Development Corporation, Personal Income Tax Series C-1 (FGIC Insured), 5.50%, due 03/15/19	256,556	Aaa	AAA
1,000,000	New York State Urban Development Corporation, Subordinated Lien Corporation Purpose- Series A, 5.125%, due 07/01/20	1,071,610	A2	A

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s

1,520,000	New York State Urban Development Corporation, Subordinated Lien Corporation Purpose-Series A, 5.125%, due 07/01/21	1,623,999	A2	A
3,800,000	New York State Urban Development Corporation (Correctional Facilities), (FSA Insured), 5.25%, due 01/01/30	4,214,048	Aaa	AAA
2,700,000	New York, New York-Series B, Subseries B4, (MBIA Insured), 1.65%, due 08/15/23 (a)	2,700,000	Aaa	AAA
1,965,000	New York, New York-Series D, (FSA Insured), 5.125%, due 08/01/18	2,144,896	Aaa	AAA
500,000	New York, New York-Series G, 5.25%, due 08/01/15	543,770	A2	A
1,000,000	Niagara County, Tobacco Asset Securitization Corporation, 6.25%, due 05/15/40	1,032,560	Ba1
1,500,000	Port Authority New York & New Jersey, Consolidated 125th Series, (FSA Insured), 5.00%, due 10/15/19	1,616,460	Aaa	AAA
1,000,000	Port Authority New York & New Jersey, Consolidated-132ND Series, 5.00%, due 09/01/25	1,047,650	A1	AA-
335,000	Red Hook, New York Central School District, Refunding, (FSA Insured), 5.125%, due 06/15/18	359,723	Aaa
3,000,000	Sales Tax Asset Receivable Corp., New York- Series A, (AMBAC Insured), 5.00%, due 10/15/29	3,144,720	Aaa	AAA
2,000,000	Sales Tax Asset Receivable Corp., New York- Series A, (AMBAC Insured), 5.00%, due 10/15/32	2,086,880	Aaa	AAA
1,000,000	Sales Tax Asset Receivable Corp., New York-Series A, (AMBAC Insured), 5.25%, due 10/15/27	1,081,590	Aaa	AAA
2,400,000	Triborough, New York State Bridge & Tunnel Authority, (MBIA Insured), 5.25%, due 11/15/23	2,613,144	Aaa	AAA
1,000,000	Triborough, New York State Bridge & Tunnel Authority - Series B, 5.125%, due 11/15/29	1,042,930	Aa3	AA-
1,750,000	Triborough, New York State Bridge & Tunnel Authority-Series A, 5.00%, due 01/01/32	1,795,745	Aa3	AA-
2,000,000	Triborough, New York State Bridge & Tunnel Authority-Series B, 5.00%, due 11/15/27	2,072,340	Aa3	AA-
885,000	Westchester County, New York Health Care Corporation-Series B, (County Guaranteed), 5.25%, due 11/01/17	969,287	Aaa	AAA
	Total Municipal Bonds (Cost $149,610,915)	157,104,377

Shares
CLOSED-END FUNDS (7.78%)
536,324	Muniholdings New York Insured Fund	7,765,972
296,890	Muniyield New York Insured Fund	3,886,290
10,000	Nuveen Insured New York Premium	150,100
100,000	Van Kampen Trust Investment Grade New York Municipals	1,528,000
	Total Closed-End Funds (Cost $12,080,903)	13,330,362

	Value	Ratings (Unaudited)
		Moody’s	Standard & Poor’s

Total Investments (99.53%) (Cost $161,691,818)+	170,434,739
Cash and Other Assets, Net of Liabilities (0.47%)	796,419
NET ASSETS (100.00%)	$171,231,158

+                 Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $8,838,646 and $95,725 respectively, resulting in net unrealized appreciation of $8,742,921.

*                 Zero Coupon Bond

Key
AMBAC	Ambac Indemnity Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IDA	Industrial Development Agency
MBIA	Municipal Bond Insurance Association
SONYMA	State of New York Mortgage Agency

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s

MUNICIPAL BONDS (90.46%)
$415,000	Branchburg, New Jersey Board of Education, (FGIC Insured), 5.00%, due 07/15/21	$440,307	Aaa	AAA
350,000	Delaware River Port Authority, Port District Project-Series A (FSA Insured), Refunding Port District Project Series A, 5.20%, due 01/01/27	369,029	Aaa	AAA
70,000	Essex County, New Jersey Import Authority Orange School District-Series A, (MBIA Insured), Refunding Orange School District Series A, 6.95%, due 07/01/14	72,524	Aaa	AAA
500,000	Freehold Township, New Jersey Board of Education (MBIA Insured), 5.00%, due 02/15/22	528,210	Aaa	AAA
250,000	Gloucester County, New Jersey Improvement Authority-Series A, (MBIA Insured), 5.00%, due 07/15/23	264,218	Aaa	AAA
650,000	Mercer County, New Jersey Improvement Authority, Government Leasing Program (AMBAC County Guaranteed), 5.00%, due 12/15/18	699,049	Aaa	AAA
200,000	Middlesex County, New Jersey Import Authority, 5.00%, due 08/01/22	210,002	Aaa	AAA
115,000	Morris County, New Jersey Improvement Authority, School Improvement, (County Guaranteed), 5.00%, due 08/15/16	124,647	Aaa
200,000	New Jersey Economic Development Authority, Cigarette Tax, 5.75%, due 06/15/29	212,556	Baa2	BBB
100,000	New Jersey Economic Development Authority, New Jersey American Water Co. Project A, (FGIC Insured), Subject to AMT, 6.875%, due 11/01/34	102,355	Aaa	AAA
500,000	New Jersey Economic Development Authority, School Facilities Construction Series A, 5.00%, due 06/15/21	548,815	Aaa	AAA
50,000	New Jersey Economic Development Authority, Economic Development Revenue, Heath VLG-96 Project, (LOC-First Union National Bank), 6.00%, due 05/01/16, *	51,558	A+
25,000	New Jersey Economic Development Authority, Economic Development Revenue, Heath VLJ-96 Project, (LOC-First Union National Bank), 6.00%, due 05/01/16, Prerefunded to 05/01/06 @ 101 *	26,219	A+

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s

150,000	New Jersey Economic Development Authority, Economic Development Revenue, Refunding-Burlington Coat Factory, (LOC- First Union National Bank), 6.125%, due 09/01/10	153,979	Aa3
100,000	New Jersey Economic Development Authority, Pollution Control Revenue, Public Service Electric & Gas Company Project, (MBIA Insured), Subject to AMT, 6.40%, due 05/01/32	103,270	Aaa	AAA
200,000	New Jersey Economic Development Authority, Pollution Control Revenue, Variance Refunding-Exxon Project, 1.51%, due 04/01/22 (a)	200,000	Aaa	AAA
200,000	New Jersey Economic Development Authority, Water Facilities Revenue, Project B, (AMBAC Insured), 1.78%, due 11/01/25 (a)	200,000	Aaa	AAA
125,000	New Jersey Health Care Facilities Financing Authority, General Hospital Center at Passaic, (FSA Insured), 6.75%, due 07/01/19	158,779	Aaa	AAA
150,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital, 5.75%, due 07/01/25	163,332	A2	A
150,000	New Jersey Health Care Facilities Financing Authority, Saint Joseph’s Hospital & Medical Center, (Connie Lee Insured), 6.00%, due 07/01/26	159,037	AAA
500,000	New Jersey State, Variable Purpose, (FGIC Insured), 5.00%, due 08/01/22	528,710	Aaa	AAA
250,000	New Jersey State Educational Facilities Authority, Kean University-Series D, (FGIC Insured), 5.25%, due 07/01/23	271,268	Aaa	AAA
500,000	New Jersey State Educational Facilities Authority, Montclair State University-Series F, 5.00%, due 07/01/31	516,135	Aaa	AAA
275,000	New Jersey State Educational Facilities Authority, Refunding-Princeton University-Series D, 5.00%, due 07/01/26	290,969	Aaa	AAA
100,000	New Jersey State Educational Facilities Authority, Rowan University-Series C, (FGIC Insured), 5.00%, due 07/01/31	103,660	Aaa	AAA
30,000	New Jersey State Higher Education Assistance Authority, Student Loan-Series A, (AMBAC Insured), Subject to AMT, 5.30%, due 06/01/17	31,184	Aaa	AAA
100,000	New Jersey State Housing & Mortgage Finance Agency, MHRB-Series A, (AMBAC/FHA Insured), 6.25%, due 05/01/28	103,323	Aaa	AAA
300,000	New Jersey State Housing & Mortgage Finance Agency, MHRB-Series B, (FSA Insured), 6.15%, due 11/01/20	322,254	Aaa	AAA
275,000	New Jersey State Housing & Mortgage Finance Agency, Refunding Series A, 6.05%, due 11/01/20	281,223	Aaa	AAA

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s

500,000	New Jersey State Transport Trust Fund Authority, Transport Systems-Series B, 5.00%, due 12/15/21	550,520	Aaa	AAA
325,000	New Jersey State Transport Trust Fund Authority, Transport Systems-Series C, 5.50%, due 06/15/24	370,536	Aaa	AAA
675,000	New Jersey State Turnpike Authority, Highway Improvement, Refunding-Series A, (FGIC Insured), 5.00%, due 01/01/19	721,683	Aaa	AAA
300,000	New Jersey State-Series H, Refunding Series H, 5.25%, due 07/01/19	338,856	Aa3	AA-
400,000	Old Bridge, New Jersey Board of Education, (MBIA Insured), 5.00%, due 07/15/30	414,108	Aaa	AAA
600,000	Port Authority New York & New Jersey, Consolidated 125th Series, (FSA Insured), 5.00%, due 10/15/19	646,584	Aaa	AAA
70,000	Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage, Affordable Housing Mortgage-Portfolio I, (GNMA/FNMA/FHLMC Insured), Subject to AMT, 6.25%, due 04/01/29	71,508	Aaa	AAA
600,000	Tobacco Settlement Financing Corporation, New Jersey, 6.125%, due 06/01/42	592,560	Baa3	BBB
250,000	Tobacco Settlement Financing Corporation, New Jersey, 7.00%, due 06/01/41	268,250	Baa3	BBB
500,000	Union County, New Jersey Improvement Authority, Madison Redevelopment Project, (FSA insured), 5.00%, due 03/01/25	523,965	Aa1
250,000	University Medicine & Dentistry, New Jersey, (AMBAC Insured), 5.00%, due 04/15/22	264,497	Aaa	AAA
250,000	University Medicine & Dentistry, New Jersey-Series A, 5.125%, due 12/01/22	268,315	Aaa	AAA
100,000	University Puerto Rico Revenue-Series O, (MBIA Insured), 5.375%, due 06/01/30	101,586	Aaa	AAA
250,000	Willingboro New Jersey Utilities Authority-Series H, 5.25%, due 01/01/21	268,280	Aaa
	Total Municipal Bonds (Cost $12,080,371)	12,637,860

Shares
CLOSED-END FUNDS (7.32%)
38,700	Muniholdings New Jersey Insured Fund	588,240
23,400	Muniyield New Jersey Fund Incorporated	344,916
5,800	Muniyield New Jersey Insured Fund	90,422
	Total Closed-End Funds (Cost $885,618)	1,023,578

	Value	Ratings (Unaudited)
		Moody’s	Standard & Poor’s

Total Investments (97.78%) (Cost $12,965,989)+	13,661,438
Cash and Other Assets, Net of Liabilities (2.22%)	309,550
NET ASSETS (100.00%)	$13,970,988

+                 Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $706,785 and $11,336 respectively, resulting in net unrealized appreciation of $695,449.

(a)          Variable rate security.

*                 Restricted security subject to restrictions on resale under fedreal securities laws. Security represents 0.56% of net assets.

Key
AMBAC	Ambac Indemnity Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MHRB	Multi-family Housing Revenue Bond

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

Face Amount		Value	Ratings (Unaudited)
			Moody’s	Standard & Poor’s

MUNICIPAL BONDS (93.05%)
$350,000	Allen County, Indiana War Memorial Coliseum Additions Building Corporation, (AMBAC Insured), 6.875%, due 11/01/25	$381,643	Aaa
600,000	Atlanta & Fulton County, Georgia Recreational Authority-Downtown Area Project, (FSA Insured), 7.00%, due 12/01/28	646,458	Aaa	AAA
300,000	Bridgeport, Connecticut Taxable Pension Bonds, General Obligation, (FGIC Insured), 7.64%, due 01/15/30	386,112	Aaa	AAA
600,000	Broward County, Florida Airport Systems Revenue, Taxable Series J2, 6.90%, due 10/01/21	692,004	Aaa	AAA
125,000	California State University Revenue, Sacramento Auxiliary-Series B, (MBIA Insured), 6.45%, due 10/01/17	134,853	Aaa	AAA
150,000	Connecticut State Health & Educational Facilities Authority, Maefair Health Care, 9.20%, due 11/01/24	211,243	A1	AA
150,000	Connecticut State Health & Educational Facilities Authority, Shady Knoll Center, 8.90%, due 11/01/24	207,648	A1	AA
250,000	Cuyahoga County, Ohio Economic Development, Gateway Arena Project- Series A, 8.625%, due 06/01/22	320,922	Aa2
300,000	Dallas, Texas, Taxable Pension - Series A, 5.195%, due 02/15/35	296,088	Aa1	AA+
600,000	Dane County, Wisconsin, Taxable Series C, General Obligation, 5.30%, due 12/01/16	585,096	Aaa
225,000	Detroit, Michigan Downtown Development Authority Tax Increment Revenue, Taxable-Development Area No.1 Project-B, (MBIA Insured), 6.68%, due 07/01/28	265,070	Aaa	AAA
100,000	Florida Housing Finance Agency, Mariner Club- K- 2, (AMBAC Insured), 8.25%, due 09/01/15	106,672	Aaa	AAA
250,000	Fresno County, California Pension Obligation, (FGIC Insured), 6.67%, due 08/15/18	283,788	Aaa	AAA
500,000	Glendale, Arizona Municipal Property Corporate Excise Tax-Series B, (AMBAC Insured), 5.58%, due 07/01/32	512,160	Aaa	AAA
425,000	Harrisburg, Pennsylvania, Resource Recovery Facilities Authority-Series B, 8.05%, due 09/01/25	505,295	Aaa	AAA
145,000	Idaho Housing Agency, (HUD Section 8 Insured), 8.50%, due 07/01/09	148,310	A2

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

250,000	Illinois State, General Obligation, 4.95%, due 06/01/23	244,720	Aa3	AA
110,000	Illinois State, Taxable, Pension Funding, (XLCA/ ICR Insured), 5.10%, due 06/01/33	108,078	Aaa	AAA
250,000	Industry, California, General Obligation, (MBIA Insured), 6.70%, due 07/01/21	260,440	Aaa	AAA
750,000	Jersey City, New Jersey Municipal Utilities Authority-Series B, (MBIA Insured), 5.47%, due 05/15/27	774,540	Aaa	AAA
265,000	Kern County, California Pension Obligation, (MBIA Insured), 7.26%, due 08/15/14	306,987	Aaa	AAA
205,000	Kutztown, Pennsylvania Area School District-Series A, (FGIC Insured), 6.65%, due 11/15/31	209,979	Aaa	AAA
300,000	Lafayette, Louisiana Taxable Refunding, (AMBAC Insured), 5.70%, due 05/01/22	308,385	Aaa	AAA
400,000	Los Angeles, California Certificate Participation, Real Property-AK, 7.25%, due 04/01/29	405,840	A2
200,000	Los Angeles, California Community Redevelopment Agency, Monterey-Series D, (FSA Insured), 6.60%, due 09/01/20	217,932	Aaa	AAA
100,000	Maryland State Transportation Authority Limited, Baltimore- Washington International, (MBIA Insured), 6.48%, due 07/01/22	108,386	Aaa
500,000	Miami Dade County, Florida Educational Facilities Authority, Taxable-University of Miami-Series B, 5.36%, due 04/01/24	512,465	Aaa	AAA
200,000	Michigan State Housing Development Authority-Series A, (AMBAC Insured), 8.30%, due 11/01/15	240,394	Aaa	AAA
400,000	Middlesex County, New Jersey General Improvement-Series B, 6.20%, due 06/15/16	420,544	Aa1	AAA
10,000	Minnesota State Housing Finance Agency, Single Family Mortgage-Series G, 8.05%, due 01/01/12	10,115	Aa1	AA+
250,000	New Jersey Economic Development Authority, State Pension Funding, Revenue-Series B, 0.00%, due 02/15/21*	107,088	Aaa	AAA
500,000	New Jersey Economic Development Authority- Series B, (AMBAC Insured), 5.80%, due 04/01/25	529,375	Aaa	AAA
250,000	New Jersey State Turnpike Authority Turnpike Revenue-Series B, (AMBAC Insured), 4.252%, due 01/01/16	238,995	Aaa	AAA
580,000	New York State Dormitory Authority Revenues, Highland Hospital-Series B, (MBIA/FHA Insured), 7.45%, due 08/01/35	614,400	Aaa	AAA

			Ratings (Unaudited)
Face Amount		Value	Moody’s	Standard & Poor’s

300,000	New York State Housing Finance Agency, Multi-family Housing-Series B, (FHA Insured), 8.25%, due 05/15/35	308,271	Aa1	AAA
500,000	Ohio State, Developmental Assistance, (MBIA Insured), 5.32%, due 10/01/18	497,585	Aaa	AAA
585,000	Ohio State, Taxable-Developmental Assistance-Series A, (MBIA Insured), 5.61%, due 10/01/22	601,743	Aaa	AAA
300,000	Oregon School Boards Association, Taxable-Pension-Series B, (FGIC Insured), 5.55%, due 06/30/28	311,811	Aaa	AAA
500,000	Oregon State, General Obligation, Taxable-Series B, 5.762%, due 06/01/23	534,375	Aa3	AA-
100,000	Pittsburgh, Pennsylvania Urban Redevelopment Authority, (FSA Insured), 9.07%, due 09/01/14	104,810	Aaa	AAA
600,000	Richland Lexington, South Carolina Airport District, Columbia Metropolitan Airport-Series B, (FSA Insured), 6.59%, due 01/01/17	667,110	Aaa	AAA
300,000	Rosemont, Illinois Tax Increment Project 5, (FGIC Insured), 6.95%, due 12/01/20	331,089	Aaa	AAA
225,000	Sacramento County, California-Series A, (MBIA Insured), 7.68%, due 08/15/21	286,778	Aaa	AAA
120,000	Sales Tax Asset Receivable Asset Receivable Corp., NewYork-Series B, (FGIC Insured), 4.81%, due 10/15/16	117,690	Aaa	AAA
130,000	San Diego State University Foundation-Series B, (MBIA Insured), 6.70%, due 03/01/22	140,460	Aaa	AAA
200,000	Tampa, Florida Sports Authority, Hillsboro Arena Project, (MBIA Insured), 8.07%, due 10/01/26	204,660	Aaa	AAA
290,000	Texas State, Department of Housing and Community Affairs-Series C-1, (MBIA Insured), 7.76%, due 09/01/17	293,057	Aaa	AAA
321,272	Tobacco Settlement Funding Corporation, Louisiana Revenue-Series 2001A, 6.36%, due 05/15/25	321,147	Baa3	BBB
500,000	University of New Mexico, Certificates of Participation, 8.00%, due 06/30/25	562,850	Aaa	AAA
500,000	West Haven, Connecticut, (MBIA Insured), 5.84%, due 03/15/22	524,385	Aaa	AAA
	Total Municipal Bonds (Cost $15,890,383)	17,109,846

Shares
CLOSED-END FUNDS (5.10%)
46,000	Blackrock Income Trust Incorporated	342,240
58,000	Hyperion Total Return Fund Incorporated	594,500
	Total Closed-End Funds (Cost $778,001)	936,740

		Ratings (Unaudited)
	Value	Moody’s	Standard & Poor’s

Total Investments (98.15%) (Cost $16,668,384)+	18,046,586
Cash and Other Assets, Net of Liabilities (1.85%)	341,086
NET ASSETS (100.00%)	$18,387,672

+                 Aggregate cost for federal income tax purposes is identical.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,425,849 and $47,647 respectively, resulting in net unrealized appreciation of $1,378,202.

(a)          Variable rate security.

Key
AMBAC	Ambac Indemnity Corporation
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
HUD	Department of Housing and Urban Development
ICR	Insured Custodial Receipts
MBIA	Municipal Bond Insurance Association
XLCA	XL Capital Assurance

Item 2.  Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), is filed herewith.

SIGNATURES:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lebenthal Funds, Inc.

By:	/s/ Alexandra Lebenthal
Alexandra Lebenthal, President and Chief Executive Officer

 Date:  April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By:	/s/ Alexandra Lebenthal
Alexandra Lebenthal, President and Chief Executive Officer

 Date:  April 28, 2005

By:	/s/ Ronald Maggiacomo
Ronald Maggiacomo, Treasurer

 Date:  April 28, 2005